UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549 FORM 13F
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2011
Check here if Amendment [  ];
 Amendment Number: ___________
This Amendment (check only one): [  ] is a restatement.
        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name: 	Fund Evaluation Group, LLC
Address: 201 East Fifth Street Suite 1600 Cincinnati, OH  45202

Form 13F File Number:

The institutional investment manager filing
 this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:	Scott B. Harsh
Title:	Managing Principle/President/CEO
Phone: 	(513) 977- 4400
Signature, Place and Date of Signing:
_____________________________	  Cincinnati, Ohio 			April 28, 2011
(Signature)				  (City, State)			              (Date)
Report Type (Check only one):
[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report
List of other managers reporting for this
 manager: (If there are no entries in this
 list, omit this section)
Form 13F File Number			Name
_________________________		__________________________________________

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:	0

Form 13F Information Table Entry Total: 	17

Form 13F Information Table Value Total: 	$ 721,058
				            (thousands)


List of Other Included Managers: 		NONE

Provide a numbered list of the names and Form 13F file
 numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report
None


No		Form 13F File Number			Name
_____		_________________________		__________________________________________

(repeat as necessary)

FORM 13F INFORMATION TABLE




VALUE
(X$1000)
SHARES
PRN AMT
SH/ PUT/
PRN CALL
INVESTMENT
DISCRETION
OTHER
MANAGERS
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP





SOLE
SHARED
NONE
ISHARES TR
MSCI ACWI Ex US Fund
464288240

478
10,520
SH
SOLE

Yes


ISHARES TR
MSCI EAFE Growth Fund
464288885
18,242
293,566
SH
SOLE

Yes


ISHARES TR
MSCI EAFE Index
464287465
344
5,734
SH
SOLE

Yes


ISHARES TR
MSCI Emrg Mkt Fd
464287234
334
6,856
SH
SOLE

Yes


ISHARES TR
Russell 1000 Growth
464287614
152,116
2,515,140
SH
SOLE

Yes


ISHARES TR
Russell 2000
464287655
35,343
419,652
SH
SOLE

Yes


ISHARES TR
RUSSELL 2000 VALUE
464287630
220
2,912
SH
SOLE

Yes


ISHARES TR
Russell Midcap Index
464287499
50,692
465,067
SH
SOLE

Yes



ISHARES TR
S&P 100 Index
464287101
146,255
2,464,701
SH
SOLE

Yes



ISHARES TR
S&P 500
464287200
241,167
1,813,289
SH
SOLE

Yes

ISHARES TR
Tr S&P Midcap
464287507
307
3,115
SH
SOLE

Yes


POWERSHARES
Db Commdty Indx
73935S105
39,744
1,299,679
SH
SOLE

Yes


STATE STREET
SPDR Gold Trust
78463V107
1,337
9560
SH
SOLE

Yes


STATE STREET
Spdr Ser Tr S&P Metals & Mng E
78464A755
680
9150
SH
SOLE

Yes


STATE STREET
SPDR DOW JONES REIT
78464A607
641
9920
SH
SOLE

Yes


VANGUARD
Emerging Mkts Vipers
922042858
394
8040
SH
SOLE

Yes


VANGUARD
Pacific ETF
922042866
32,763
586,842
SH
SOLE

Yes